SHAREHOLDERS' EQUITY (Details) - Stock options outstanding not granted under the 2003 or the 2010 Share Plan (USD $)	3 Months Ended	12 Months Ended
	Jan. 31, 2015	Oct. 31, 2014
SHAREHOLDERS' EQUITY (Details) - Stock options outstanding not granted under the 2003 or the 2010 Share Plan [Line Items]
Options Exercisable,Weighted Average Exercise Price		$ 0
Range Of Exercise Prices 0.195 To 0.235 [Member] | Stock Options Not Granted Under 2003 Share Plan Or 2010 Share Plan [Member]
SHAREHOLDERS' EQUITY (Details) - Stock options outstanding not granted under the 2003 or the 2010 Share Plan [Line Items]
Options Outstanding, Number (in Shares)	44,500,000	44,500,000
Options Outstanding, Weighted Average Remaining Contractual Life	7 years 240 days	7 years 332 days
Options Outstanding, Weighted Average Exercise Price	$ 0.22	$ 0.22
Options Exercisable, Number (in Shares)	35,084,542,000,000	31,345,411
Options Exercisable,Weighted Average Remaining Contractual Life	7 years 240 days	7 years 332 days
Options Exercisable,Weighted Average Exercise Price	$ 0.22	$ 0.22